CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income for the year	$ 75,584	¥ 526,202	¥ 1,244,441	¥ 372,763
Adjustments for:
Share-based compensation	18,120	126,149	104,965	85,968
Depreciation	6,293	43,811	57,044	53,422
Amortization of intangible assets	6,100	42,467	38,525	10,245
Amortization of right-of-use assets	7,038	48,995
Allowance for doubtful accounts	4,008	27,903	10,607	15,394
Loss due to disposal of fixed assets	33	231	225	690
Loss (Gain) from foreign currency translation	(9,750)	(67,881)	112,351	(2,248)
Change in fair value of equity securities investment	6,092	42,410
Change in fair value of convertible senior notes	108,029	752,073	(99,079)	496,175
Gain from sale of long-term investments	0	0	(61,070)
Income from equity method investments	(1,225)	(8,531)	(2,417)
Impairment of long-term investments	14,117	98,277
Deferred tax expense (benefit)	(515)	(3,587)	18,531	12,787
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Increase in accounts receivable	(8,499)	(59,171)	(54,905)	(74,356)
Increase in prepayments and other current assets	(10,361)	(72,131)	(46,719)	(35,128)
Increase (Decrease) in accounts payable	(216)	(1,502)	14,958	2,565
Increase (Decrease) in salary and employee related accrual	(195)	(1,359)	29,168	18,087
Increase (Decrease) in taxes payable	11,833	82,381	(45,519)	74,423
Increase (Decrease) in advance from customers	(2,554)	(17,782)	188,319	234,523
Increase in other payables and accruals	35,377	246,289	275,883	183,530
Decrease (Increase) in other long-term assets	(98)	(684)	7,634	(7,277)
Decrease in lease liabilities	(6,146)	(42,787)
Net cash provided by operating activities	253,065	1,761,773	1,792,942	1,441,563
Cash flows from investing activities:
Cash paid for short-term investments	(111,074)	(773,277)	(2,005,226)	(576,452)
Cash paid for long-term investments	(125,920)	(876,628)	(156,835)	(97,267)
Cash paid for acquisitions, net of cash acquired			(27,923)	(734,895)
Cash paid for dividend distribution	(65)	(455)
Cash received from investment income	903	6,285
Cash received from sale of available-for-sale debt securities			80,500
Purchase of property and equipment	(3,723)	(25,919)	(87,053)	(23,655)
Purchase of intangible assets	(1,226)	(8,538)	(83,660)	(1,987)
Net cash used in investing activities	(241,105)	(1,678,532)	(2,280,197)	(1,434,256)
Cash flows from financing activities:
Settlement of convertible senior notes	(1)	(5)
Settlement of zero-strike call options and retirement of common shares	(4)	(31)	(75)	(35)
Proceeds from the exercise of share options	40,422	281,412	145,196	424,450
Net cash provided by financing activities	40,417	281,376	145,121	424,415
Effect of foreign exchange rate changes on cash and restricted cash	3,205	22,335	23,530	(60,460)
Net increase (decrease) in cash and restricted cash	55,582	386,952	(318,604)	371,262
Cash and restricted cash, beginning of year	283,565	1,974,121	2,292,725	1,921,463
Cash and restricted cash, end of year	339,147	2,361,073	1,974,121	2,292,725
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	27,110	188,735	228,158	121,929
Cash paid for interest, net of amounts capitalized	2,727	18,982	36,807	38,377
Supplemental disclosure of non-cash operating activities:
Recognition of right-of-use assets and lease liabilities	19,118	133,094
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(921)	(6,409)	(7,789)	(1,043)
Unpaid cash consideration for business combinations				(27,923)
Accrual related to purchase of long-term investment	(2,004)	(13,952)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	9,505	66,169	¥ 5,770	¥ 249
Settlement of convertible senior notes by common shares	$ (350,369)	¥ (2,439,198)